PROPERTY, PLANT AND EQUIPMENT - Accumulated Depreciation and Impairment Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 1,868.2
Reversal of impairment charges	(524.1)	$ 0.0
Balance, end of the year	1,940.2	1,868.2
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2.8
Balance, end of the year	7.1	2.8
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	855.0
Balance, end of the year	1,016.9	855.0
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,010.4
Balance, end of the year	916.2	1,010.4
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,358.0	2,109.0
Depreciation expense	285.7	286.0
Disposals	(28.1)	(37.0)
Transfers within Property, plant and equipment		0.0
Reversal of impairment charges	(124.1)
Balance, end of the year	2,491.5	2,358.0
Accumulated depreciation, amortisation and impairment | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	3.5
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Transfers within Property, plant and equipment		(3.5)
Reversal of impairment charges	0.0
Balance, end of the year	0.0	0.0
Accumulated depreciation, amortisation and impairment | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,481.5	1,383.0
Depreciation expense	111.8	98.5
Disposals	0.0	0.0
Transfers within Property, plant and equipment		0.0
Reversal of impairment charges	(124.1)
Balance, end of the year	1,469.2	1,481.5
Accumulated depreciation, amortisation and impairment | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	876.5	722.5
Depreciation expense	173.9	187.5
Disposals	(28.1)	(37.0)
Transfers within Property, plant and equipment		3.5
Reversal of impairment charges	0.0
Balance, end of the year	$ 1,022.3	$ 876.5